Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 208.1	$ 176.5
Unrestricted investments	15.4	8.7
Cash and deposits	223.5	185.2
Bank indebtedness	(19.5)
Cash and cash equivalents	$ 204.0	$ 185.2	$ 239.5